Equity (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 09, 2020	Oct. 05, 2020	Sep. 30, 2020	Sep. 15, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity (Details) [Line Items]
Interest-free demand loans issued (in Dollars)					$ (17,550)
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, shares outstanding
PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized						10,000,000	10,000,000
Preferred stock, shares outstanding						10,000,000	0
Preferred stock issued to reduced related party debt (in Dollars)						$ 41,229
Shares value (in Dollars)						$ 231,132
Trading value (in Dollars)				$ 5,000
Preferred stock, par value (in Dollars per share)						$ 0.001
Total purchased price in cash (in Dollars)							$ 0	$ 0
Custodian Ventures, LLC [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.00001
Issuance of shares	180,000
Percentage total outstanding common stock	62.00%
Shares of series A convertible preferred stock	10,000,000
Total purchased price in cash (in Dollars)	$ 245,000
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares authorized					75,000,000	75,000,000
Common stock, par value (in Dollars per share)					$ 0.001	$ 0.001
Issuance of common stock shares
Interest-free demand loans issued (in Dollars)
Common stock, shares outstanding					15,762,860	15,762,860
Description of conversion of shares			preferred share was convertible to common stock at a ratio of 30 to 1.
Common Stock [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity (Details) [Line Items]
Common stock, shares authorized						75,000,000	75,000,000
Common stock, par value (in Dollars per share)			$ 0.001			$ 0.001	$ 0.001
Shares value (in Dollars)
Common stock, shares outstanding						290,340	110,340
Common stock, shares issued						290,340	110,340
Common Stock [Member] | Custodian Ventures, LLC [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.000001
Issuance of common stock shares				180,000
Interest-free demand loans issued (in Dollars)				$ 5,000
Issuance of common stock value (in Dollars)				$ 5,000
Common Stock [Member] | Custodian Ventures, LLC [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001
Interest-free demand loans issued (in Dollars)				$ 5,000
Issuance of common stock value (in Dollars)				$ 5,000
Issuance of shares		10,000,000
Preferred stock issued to reduced related party debt (in Dollars)		$ 10,000
Issuance of shares				180,000
Preferred Stock [Member]
Equity (Details) [Line Items]
Issuance of common stock shares
Interest-free demand loans issued (in Dollars)
Preferred stock, shares authorized					10,000,000
Preferred stock, shares outstanding					10,000,000	0
Description of conversion of shares					Each share of the Company’s Preferred Stock was convertible to common stock at a ratio of 0.3 to 1.
Preferred stock, par value (in Dollars per share)			$ 0.000001
Preferred Stock [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized						10,000,000
Preferred stock, shares outstanding						10,000,000	0
Shares value (in Dollars)						$ 300
Preferred stock, par value (in Dollars per share)						$ 0.000001
Description of conversion of shares						The preferred shares are convertible to common shares at a ratio of 30 to 1.
Preferred Stock [Member] | Custodian Ventures, LLC [Member]
Equity (Details) [Line Items]
Issuance of shares		10,000,000
Preferred stock issued to reduced related party debt (in Dollars)		$ 10,000
Shares value (in Dollars)		231,132
Preferred Stock [Member] | Custodian Ventures, LLC [Member] | PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity (Details) [Line Items]
Preferred stock issued to reduced related party debt (in Dollars)		10,000
Shares value (in Dollars)		$ 231,132
Issuance of shares		10,000,000